Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Antidilutive securities excluded from computation of earnings per share	148,857,998	0	57,084,128